Asset Under Development	9 Months Ended
Sep. 30, 2019
Extractive Industries [Abstract]
Asset Under Development	ASSET UNDER DEVELOPMENT

(in thousands of $)	September 30, 2019
Opening asset under development balance	20,000
Transfer from other non-current assets (note 13)	31,048
Additions	228,509
Interest costs capitalized	4,787
Closing asset under development balance	284,344

In October 2014, we entered into agreements for the conversion of the Gimi to a FLNG. The primary vessel conversion contract was entered into with Keppel in December 2018. In February 2019, we entered into an agreement with BP for the employment of a FLNG unit, the Gimi, after conversion for a 20-year period expected to commence in 2022. In April 2019, we also entered into a Shareholders Agreement with Keppel Capital with respect to its participation in 30% of the project. Total conversion costs, which include some improvements and modifications, are expected to be approximately $1.3 billion. The Gimi was delivered to Keppel shipyard in Singapore to undergo initial works in connection with her conversion in early 2019. Various preparatory work on the Gimi conversion continues with the first steel being cut in April 2019 and the overall project remains on track and the charter is expected to commence in 2022.

In April 2019, we issued the shipyard with a Final Notice to Proceed with conversion works that had been initiated under the Limited Notice to Proceed. The estimated conversion cost of the Gimi is approximately $1.3 billion. As at September 30, 2019, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

Period ending December 31,
(in thousands of $)	September 30, 2019
2019 (1)	206,076
2020	365,224
2021	215,782
2022	218,357
2023	136,761
1,142,200

(1) For the three months ending December 31, 2019

$700 million facility

On April 16, 2019, First FLNG Holdings, an indirect wholly-owned subsidiary of Keppel Capital Holdings Pte Ltd, subscribed for 30% of the total issued ordinary share capital of Gimi MS. In October 2019, we entered into a $700 million facility agreement with a group of lenders to finance the conversion and operations of the Gimi conversion with the first drawdown completed in November 2019.